EQUITY (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	264,495	262,917	259,581
Shares issued in private placements during the year	22,014	0	2,976
Shares issued in exercise of stock options during the year	1,107	1,578	360
Outstanding at the end of the year	287,616	264,495	262,917
Authorized	750,000	750,000	750,000